Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2020
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Cash Flow Information

	Six Months Ended June 30,		Years ended December 31,
	2020	2019	2019	2018	2017
	(Unaudited)
	(In thousands)
Supplemental disclosure
Cash payments for:
Income tax paid	$34	$86	$226	$176	$350
	$34	$86	$226	$176	$350

Schedule for noncash operating activities
Adoption of ASC 842 leases - Operating leases	$—	$—	$17,658	$—	$—
	$—	$—	$17,658	$—	$—

Schedule for noncash investing activities
Unpaid property, plant, and equipment received	$1,287	$1,147	$2,571	$1,288	$602
	$1,287	$1,147	$2,571	$1,288	$602

Schedule for noncash financing activities
Issuance of common stocks through “cashless” warrants exercised	$360,742	$—	$—	$—	$—
Long-term debt	930	—	—	—	—
Conversion of VGH, LLC membership units to VGH, Inc. common stock	—	—	114,648	—	—
Unpaid transaction costs	—	—	4,875	—	—
Adoption of ASC 842 leases - Finance leases	—	—	430	—	—
	$361,672	$—	$119,953	$—	$—